John Hancock Funds II

Supplement dated September 26, 2014 to the current prospectus

Floating Rate Income Fund (the fund)

Stephen A. Walsh no longer serves as a portfolio manager of the fund. Accordingly, all references to Mr. Walsh as a portfolio manager on the investment management team of the fund are removed from the Prospectuses and Statement of Additional Information for all share classes of the Fund.

Additionally, S. Kenneth Leech has been named as portfolio manager the fund. Michael C. Buchanan and Timothy J. Settel will continue as portfolio managers of the fund. Accordingly, the following information supplements the portfolio manager information in “Fund summary” under “Portfolio management”:

S. Kenneth Leech

Co-Portfolio Manager of the fund since 2014

The following information supplements the portfolio manager information in “Fund details” under “Who’s who – Subadviser”:

S. Kenneth Leech

•	Co-Portfolio Manager of the fund since 2014
•	Chief Investment Officer at Western Asset Management Company since 1990

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated September 26, 2014 to the current prospectus

Floating Rate Income Fund

High Yield Fund (the funds)

Stephen A. Walsh no longer serves as a portfolio manager of the funds. Accordingly, all references to Mr. Walsh as a portfolio manager on the investment management team of the funds are removed from the Prospectuses and Statement of Additional Information for all share classes of the Funds.

Additionally, S. Kenneth Leech has been named as portfolio manager of the Funds. Michael C. Buchanan and Timothy J. Settel will continue as portfolio managers of the Floating Rate Income Fund and Michael C. Buchanan will also continue as portfolio manager of the High Yield Fund. Accordingly, the following information supplements the portfolio manager information in the “Fund summary” section for each fund under “Portfolio management”:

S. Kenneth Leech

Chief Investment Officer

Managed fund since 2014

Under “Subadvisory arrangements and management biographies,” the information regarding the portfolio managers of Western Asset Management Company (“Western Asset”) is hereby supplemented with the following:

Fund	Portfolio Managers

Floating Rate Income Fund	S. Kenneth Leech

High Yield Fund	S. Kenneth Leech

•	S. Kenneth Leech. Chief Investment Officer of Western Asset since September 2014; joined Western Asset as Chief Investment Officer in 1990; transitioned into a CIO Emeritus role in September 2008. Prior to Western Asset, Mr. Leech was a portfolio manager with Greenwich Capital Markets from 1988 to 1990; the First Boston Corporation from 1980 to 1988; and the National Bank of Detroit from 1977 to 1980.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated September 26, 2014 to the current Statement of Additional Information (the SAI)

Floating Rate Income Fund

High Yield Fund (the funds)

Stephen A. Walsh no longer serves as a portfolio manager of the funds. Accordingly, all references to Mr. Walsh as a portfolio manager on the investment management team of the funds are removed from the SAI. In addition, S. Kenneth Leech has been named as a portfolio manager of the funds. Michael C. Buchanan and Timothy J. Settel will continue as portfolio managers of Floating Rate Income Fund. Michael C. Buchanan will continue as portfolio manager of High Yield Fund.

The following is added to the portfolio manager information presented in Appendix B to the SAI relating to Western Asset Management Company regarding the portfolio manager of the funds.

The following table reflects information as of August 31, 2014:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
S. Kenneth Leech	109	$195,354,375,733	237	$93,027,960,618	669	$178,077,969,119

Other Accounts Managed – Of Total listed above, those for which advisory fee is based on performance

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
S. Kenneth Leech	109	$195,354,375,733	237	$93,027,960,618	669	$178,077,969,119

Ownership of fund shares. The portfolio manager listed above did not beneficially own any shares of the funds that he managed as of August 31, 2014.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.